Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
Lessee

The Company's leases office facilities under various cancellable and non-cancellable operating leases, most of which provide extension or early termination options. The Company's lease agreements do not contain any residual value guarantees or material restrictive covenants.
The following table summarizes the impact of the Company's leases in its financial statements (in thousands):

Balance Sheet	Financial statement caption		December 31, 2024	December 31, 2023
Right-of-use asset - operating	Other assets		$10,645	$10,093
Lease liability - operating	Accounts payable and other accrued expenses		$14,331	$13,510

		Year Ended December 31,
Income Statement	Financial statement caption	2024	2023	2022
Operating lease cost(1)	Administrative expenses	$2,968	$2,869	$3,205
(1)     Includes short-term leases that are immaterial.

Cash paid for amounts included in the measurement of lease liabilities included in operating cash flows was $2.5 million, $2.9 million, and $3.4 million for the years ended December 31, 2024, 2023, and 2022, respectively.

The following represents the Company's future undiscounted cash flows related to lease liabilities for each of the next five years and thereafter as of December 31, 2024 (in thousands):

Years ending December 31,
2025	$2,936
2026	2,413
2027	1,975
2028	1,713
2029	1,581
2030 and thereafter	7,595
Total undiscounted future cash flows related to lease payments	$18,213
Less: imputed interest	(3,882)
Total present value of lease liability	$14,331

The following table includes supplemental information related to the Company's operating leases:

	December 31, 2024	December 31, 2023
Weighted-Average Remaining Lease Term	8.5 years	9.5 years
Weighted-Average Discount Rate	5.67%	5.67%

Lessor

Operating Leases

The following is the minimum future rental income as of December 31, 2024 under non-cancelable operating leases, assuming the minimum contractual lease term (in thousands):

Years ending December 31,
2025	$949,398
2026	777,437
2027	639,232
2028	542,814
2029	397,239
2030 and thereafter	950,413
Total	$4,256,533
As of December 31, 2024, the Company has deferred revenue balances related to operating leases with uneven payment terms. These amounts will be amortized into revenue as follows (in thousands):

Years ending December 31,
2025	$65,984
2026	43,225
2027	16,725
2028	15,568
2029	13,877
2030 and thereafter	29,381
Total	$184,760

Finance Leases

The following table summarizes the components of the net investment in finance leases (in thousands):

	December 31, 2024	December 31, 2023
Future minimum lease payment receivable(1)	$1,989,859	$1,928,167
Estimated residual receivable(2)	269,090	218,199
Gross finance lease receivables(3)	2,258,949	2,146,366
Unearned income(4)	(673,137)	(636,486)
Finance lease reserve(5)	—	(2,588)
Net investment in finance leases(6)	$1,585,812	$1,507,292
(1)     There were no executory costs included in gross finance lease receivables as of December 31, 2024 and December 31, 2023.
(2)    The Company's finance leases generally include a purchase option at nominal amounts that is reasonably certain to be exercised, and therefore, the Company has immaterial residual value risk for assets.
(3)    The gross finance lease receivable is reduced as billed to customers and reclassified to accounts receivable until paid by customers.
(4)     There were no unamortized initial direct costs as of December 31, 2024 and December 31, 2023.
(5)    The Company reversed the finance lease reserve during the second quarter of 2024.
(6)    One major customer represented 93% of the Company's finance lease portfolio as of December 31, 2024 and 2023. No other customer represented more than 10% of the Company's finance lease portfolio in each of those periods.

Maturities of the Company's gross finance lease receivables subsequent to December 31, 2024 are as follows (in thousands):

Years ending December 31,
2025	$231,432
2026	220,064
2027	194,218
2028	187,853
2029	185,641
2030 and thereafter	1,239,741
Total	$2,258,949
The Company’s finance lease portfolio customers are primarily large international shipping lines. In its estimate of expected credit losses, the Company evaluates the overall credit quality of its finance lease portfolio. The Company considers an account past due when a payment has not been received in accordance with the terms of the related lease agreement and maintains allowances, if necessary, for doubtful accounts. These allowances are based on, but not limited to, historical experience which includes stronger and weaker economic cycles, each lessee's payment history, management's current assessment of each lessee's financial condition, consideration of current economic conditions and reasonable market forecasts.
Leases	Leases
Lessee

The Company's leases office facilities under various cancellable and non-cancellable operating leases, most of which provide extension or early termination options. The Company's lease agreements do not contain any residual value guarantees or material restrictive covenants.
The following table summarizes the impact of the Company's leases in its financial statements (in thousands):

Balance Sheet	Financial statement caption		December 31, 2024	December 31, 2023
Right-of-use asset - operating	Other assets		$10,645	$10,093
Lease liability - operating	Accounts payable and other accrued expenses		$14,331	$13,510

		Year Ended December 31,
Income Statement	Financial statement caption	2024	2023	2022
Operating lease cost(1)	Administrative expenses	$2,968	$2,869	$3,205
(1)     Includes short-term leases that are immaterial.

Cash paid for amounts included in the measurement of lease liabilities included in operating cash flows was $2.5 million, $2.9 million, and $3.4 million for the years ended December 31, 2024, 2023, and 2022, respectively.

The following represents the Company's future undiscounted cash flows related to lease liabilities for each of the next five years and thereafter as of December 31, 2024 (in thousands):

Years ending December 31,
2025	$2,936
2026	2,413
2027	1,975
2028	1,713
2029	1,581
2030 and thereafter	7,595
Total undiscounted future cash flows related to lease payments	$18,213
Less: imputed interest	(3,882)
Total present value of lease liability	$14,331

The following table includes supplemental information related to the Company's operating leases:

	December 31, 2024	December 31, 2023
Weighted-Average Remaining Lease Term	8.5 years	9.5 years
Weighted-Average Discount Rate	5.67%	5.67%

Lessor

Operating Leases

The following is the minimum future rental income as of December 31, 2024 under non-cancelable operating leases, assuming the minimum contractual lease term (in thousands):

Years ending December 31,
2025	$949,398
2026	777,437
2027	639,232
2028	542,814
2029	397,239
2030 and thereafter	950,413
Total	$4,256,533
As of December 31, 2024, the Company has deferred revenue balances related to operating leases with uneven payment terms. These amounts will be amortized into revenue as follows (in thousands):

Years ending December 31,
2025	$65,984
2026	43,225
2027	16,725
2028	15,568
2029	13,877
2030 and thereafter	29,381
Total	$184,760

Finance Leases

The following table summarizes the components of the net investment in finance leases (in thousands):

	December 31, 2024	December 31, 2023
Future minimum lease payment receivable(1)	$1,989,859	$1,928,167
Estimated residual receivable(2)	269,090	218,199
Gross finance lease receivables(3)	2,258,949	2,146,366
Unearned income(4)	(673,137)	(636,486)
Finance lease reserve(5)	—	(2,588)
Net investment in finance leases(6)	$1,585,812	$1,507,292
(1)     There were no executory costs included in gross finance lease receivables as of December 31, 2024 and December 31, 2023.
(2)    The Company's finance leases generally include a purchase option at nominal amounts that is reasonably certain to be exercised, and therefore, the Company has immaterial residual value risk for assets.
(3)    The gross finance lease receivable is reduced as billed to customers and reclassified to accounts receivable until paid by customers.
(4)     There were no unamortized initial direct costs as of December 31, 2024 and December 31, 2023.
(5)    The Company reversed the finance lease reserve during the second quarter of 2024.
(6)    One major customer represented 93% of the Company's finance lease portfolio as of December 31, 2024 and 2023. No other customer represented more than 10% of the Company's finance lease portfolio in each of those periods.

Maturities of the Company's gross finance lease receivables subsequent to December 31, 2024 are as follows (in thousands):

Years ending December 31,
2025	$231,432
2026	220,064
2027	194,218
2028	187,853
2029	185,641
2030 and thereafter	1,239,741
Total	$2,258,949
The Company’s finance lease portfolio customers are primarily large international shipping lines. In its estimate of expected credit losses, the Company evaluates the overall credit quality of its finance lease portfolio. The Company considers an account past due when a payment has not been received in accordance with the terms of the related lease agreement and maintains allowances, if necessary, for doubtful accounts. These allowances are based on, but not limited to, historical experience which includes stronger and weaker economic cycles, each lessee's payment history, management's current assessment of each lessee's financial condition, consideration of current economic conditions and reasonable market forecasts.